Other Current Assets (Details) - Schedule of Other Current Assets - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Other Current Assets [Abstract]
Prepayments	$ 2,569,522	$ 1,601,697
Other	39,764	10,232
Total	$ 2,609,286	$ 1,611,929